Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	Dolphin Entertainment, Inc.
Entity Central Index Key	0001282224
Document Type	S-1/A
Document Period End Date	Sep. 30, 2017
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Amendment Description	Amendment to update financials